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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05845
Invesco Van Kampen Senior Loan Fund

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/12

Item 1. Reports to Stockholders.

Invesco Van Kampen Senior Loan Fund
Semiannual Report to Shareholders ▪ August 31, 2012
Nasdaq:
A: VSLAX ▪ B: VSLBX ▪ C: VSLCX ▪ IB: XPRTX ▪ IC: XSLCX

2	Fund Performance
3	Schedule of Investments
20	Financial Statements
23	Notes to Financial Statements
33	Financial Highlights
39	Fund Expenses
40	Approval of Investment Advisory and Sub-Advisory Agreements
42	Results of Proxy
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/29/12 to 8/31/12, at net asset value (NAV). Performance shown does not include front-end sales charges or early withdrawal charges, which would have reduced performance.

Class A Shares	4.80%

Class B Shares	4.72

Class C Shares	4.41

Class IB Shares	4.95

Class IC Shares	4.80

CS Leveraged Loan Index▼ (Style-Specific Index)	3.80

Source(s): ▼Invesco, Bloomberg L.P.
The CS Leveraged Loan Index represents tradable, senior-secured, US-dollar-denominated, noninvestment-grade loans.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 8/31/12, including maximum applicable sales charges

Class A Shares

Inception (2/18/05)		1.77%

5	Years	0.75

1	Year	9.35

Class B Shares

Inception (2/18/05)		1.51%

5	Years	0.63

1	Year	9.51

Class C Shares

Inception (2/18/05)		1.47%

5	Years	0.67

1	Year	11.18

Class IB Shares

Inception (10/4/89)		4.78%

10	Years	3.95

5	Years	1.42

1	Year	13.01

Class IC Shares

Inception (6/13/03)		3.66%

5	Years	1.39

1	Year	13.02
Effective June 1, 2010, Van Kampen Senior Loan Fund was renamed Invesco Van Kampen Senior Loan Fund. Effective December 3, 2012, Invesco Van Kampen Senior Loan Fund will be renamed Invesco Senior Loan Fund. Returns shown above are blended returns of the Van Kampen Senior Loan

Average Annual Total Returns
As of 6/30/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (2/18/05)		1.44%

5	Years	-0.62

1	Year	0.64

Class B Shares

Inception (2/18/05)		1.15%

5	Years	-0.80

1	Year	0.21

Class C Shares

Inception (2/18/05)		1.15%

5	Years	-0.72

1	Year	2.19

Class IB Shares

Inception (10/4/89)		4.69%

10	Years	3.36

5	Years	0.04

1	Year	4.11

Class IC Shares

Inception (6/13/03)		3.43%

5	Years	0.04

1	Year	4.11
Fund and Invesco Van Kampen Senior Loan Fund. Share class returns will differ because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit

invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class IB and Class IC shares was 1.92%, 2.67%, 2.67%, 1.67% and 1.82%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 3.25% sales charge. Prior to November 30, 2010, Class B share performance reflects an early withdrawal charge of 3% in the first year after purchase and declines to 0% after year five. Class C share performance reflects an early withdrawal charge of 1% for the first year after purchase. Class IB shares, Class IC shares and Class B shares (after November 30, 2010) are not continuously offered and have no early withdrawal charges.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses on Class A, Class B and Class C shares, performance would have been lower.

2 Invesco Van Kampen Senior Loan Fund

Schedule of Investments

August 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Variable Rate Senior Loan Interests–107.91%(a)(b)
Aerospace & Defense–3.34%
ARINC Inc., Second Lien Term Loan	6.24%	10/25/15	$2,956	$2,907,857

AVIO S.p.A. (Italy),
Extended Term Loan B2	3.11%	06/14/17	438	421,513

Extended Term Loan C2	3.98%	12/14/17	467	451,713

Camp Systems International, Inc., First Lien Term Loan	6.50%	05/31/19	1,293	1,306,581

DAE Aviation Holdings, Inc.,
Tranche B-1 Term Loan	5.45%	07/31/14	2,181	2,181,215

Tranche B-2 Term Loan	5.45%	07/31/14	1,529	1,528,686

DynCorp International LLC, Term Loan B	6.25%	07/07/16	3,052	3,055,510

IAP Worldwide Services, Inc., PIK First Lien Term Loan(c)	9.25%	12/28/12	7,276	6,275,515

PRV Aerospace LLC, Term Loan B (Acquired 05/11/12; Cost $3,094,373)	6.50%	05/09/18	3,108	3,112,100

Sequa Corp.,
Term Loan	3.72%	12/03/14	8,108	8,083,191

Term Loan	6.25%	12/03/14	3,250	3,268,474

SI Organization, Inc., Term Loan B	4.50%	11/22/16	890	872,078

TASC, Inc., Term Loan B	4.50%	12/18/15	5,181	5,142,387

Wyle Services Corp., Term Loan B	5.00%	03/27/17	3,414	3,401,428

				42,008,248

Air Transport–0.94%
Delta Air Lines, Inc.,
Revolver Loan(d)	0.00%	03/28/13	4,500	4,436,730

Term Loan B	4.25%	03/07/16	6,509	6,443,576

US Airways Group Inc., Term Loan	2.74%	03/21/14	972	942,754

				11,823,060

Automotive–4.51%
August Lux U.K. Holding Co.,
Second Lien Term Loan (Acquired 05/04/12; Cost $923,909)	10.50%	04/29/19	947	953,656

Term Loan	6.25%	04/27/18	1,022	1,029,488

August U.S. Holding Co., Inc.,
Second Lien Term Loan (Acquired 05/04/12; Cost $711,314)	10.50%	04/29/19	729	734,230

Term Loan B	6.25%	04/27/18	786	791,928

Federal-Mogul Corp.,
Term Loan B	2.18%	12/29/14	2,797	2,676,898

Term Loan C	2.18%	12/28/15	2,332	2,231,996

General Motors Holdings, Revolver Loan(d)	0.00%	10/27/15	14,583	13,483,100

Goodyear Tire & Rubber Company (The), Second Lien Term Loan	4.75%	04/30/19	3,831	3,826,284

Hertz Corp., LOC	3.75%	03/09/18	2,102	2,018,252

KAR Auction Services, Inc., Term Loan B	5.00%	05/19/17	5,557	5,577,673

Key Safety Systems, Inc., First Lien Term Loan	2.58%	03/08/14	6,491	6,391,827

Metaldyne Co., LLC, Term Loan B	5.25%	05/18/17	3,058	3,084,370

Schaeffler AG (Germany), Term Loan C2	6.00%	01/27/17	6,147	6,182,734

TI Group Automotive Systems, LLC, Term Loan	6.75%	03/14/18	7,624	7,430,378

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3        Invesco Van Kampen Senior Loan Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Automotive–(continued)

Veyance Technologies, Inc.,
Delayed Draw Term Loan	2.49%	07/31/14	$46	$44,521

Term Loan	2.49%	07/31/14	318	310,832

				56,768,167

Beverage and Tobacco–0.55%
DS Waters Enterprises, L.P., First Lien Term Loan (Acquired 02/27/12-03/26/12; Cost $3,002,200)	10.50%	08/29/17	3,058	3,153,443

Smart Balance, Inc., Term Loan	7.00%	07/02/18	3,707	3,741,317

				6,894,760

Building & Development–4.92%
Axia Acquisition Corp.,
PIK Second Lien Term Loan A (Acquired 05/30/08-06/29/12; Cost $2,606,740)(c)(e)	11.00%	03/11/16	952	785,006

Revolver Loan(d)(e)	0.00%	03/11/16	1,750	1,443,558

Second Lien Term Loan B (Acquired 05/30/08; Cost $4,680,183)(e)	5.00%	03/12/16	1,627	1,342,611

Building Materials Holding Corp., PIK Second Lien Term Loan(c)	8.00%	01/05/15	2,308	2,035,263

Capital Automotive L.P., Term Loan B	5.25%	03/10/17	17,979	18,053,534

CB Richard Ellis Services, Inc.,
Term Loan C	3.48%	03/05/18	320	319,622

Term Loan D	3.74%	09/04/19	5,081	5,065,044

Champion OPCO, LLC, PIK Term Loan(c)	10.50%	12/31/13	1,802	1,291,189

Custom Building Products, Inc., Term Loan B	5.75%	03/19/15	2,620	2,613,024

El Ad IDB Las Vegas, LLC, Term Loan A1	2.99%	10/09/12	2,500	1,125,000

HD Supply, Inc., Term Loan B	7.25%	10/12/17	5,703	5,847,939

Lake at Las Vegas Joint Venture, LLC,
PIK Exit Revolver Loan (Acquired 07/16/12; Cost $30,077)(c)(d)	0.00%	02/28/17	30	27,821

PIK Exit Revolver Loan (Acquired 07/19/10-08/24/12; Cost $184,304)(c)	5.00%	02/28/17	184	170,481

Nortek, Inc., Term Loan	5.25%	04/26/17	3,645	3,681,882

Re/Max International, Inc., Term Loan	5.50%	04/15/16	968	966,512

Realogy Corp.,
Extended LOC	4.49%	10/10/16	82	79,162

Extended Term Loan	4.49%	10/10/16	10,350	10,036,067

LOC	3.23%	10/10/13	1,053	981,926

Revolver Loan(d)	0.00%	04/08/16	3,793	3,318,854

Revolver Loan	3.46%	04/08/16	2,678	2,343,439

Rhodes Homes, PIK Term Loan (Acquired 11/23/05-09/30/11; Cost $1,962,337)(c)	2.46%	03/31/16	489	415,843

				61,943,777

Business Equipment & Services–9.49%
Acosta, Inc., Term Loan C	5.75%	03/01/18	1,226	1,231,902

Affinion Group, Inc., Term Loan B	5.00%	07/15/15	9,748	8,347,152

Asurion LLC,
First Lien Term Loan	5.50%	05/24/18	16,120	16,195,043

Second Lien Term Loan	9.00%	05/24/19	1,585	1,644,775

Bright Horizons Family Solutions, Inc.,
Revolver Loan(d)	0.00%	05/28/14	6,000	5,950,800

Term Loan B	4.24%	05/28/15	4,985	4,972,691

Brock Holdings III, Inc., Term Loan B	6.01%	03/16/17	425	425,758

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen Senior Loan Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Business Equipment & Services–(continued)

Connolly Holdings, Inc., First Lien Term Loan	6.50%	07/13/18	$3,846	$3,855,609

Education Management LLC, Extended Revolver Loan(d)	0.00%	06/01/15	2,000	1,480,760

Emdeon, Inc., Term Loan B1	5.00%	11/02/18	762	765,178

Expert Global Solutions, Inc., Term Loan B	8.00%	04/03/18	5,351	5,360,475

First Data Corp.,
Extended Term Loan B	5.24%	03/24/17	7,396	7,275,599

Extended Term Loan B	4.24%	03/26/18	13,427	12,730,605

Term Loan B	5.24%	03/24/17	2,966	2,921,347

Term Loan B3	2.99%	09/24/14	163	161,514

Hillman Group, Inc., Term Loan B	5.00%	05/27/16	144	144,588

iPayment, Inc., Term Loan B	5.75%	05/08/17	6,277	6,304,062

Kronos Inc.,
Second Lien Tranche B1	10.46%	06/11/18	4,572	4,617,725

Tranche C Term Loan	6.25%	12/28/17	3,303	3,321,563

Lonestar Intermediate Super Holdings, LLC, Term Loan B	11.00%	09/02/19	5,164	5,506,336

Mitchell International, Inc.,
First Lien Term Loan	2.50%	03/28/14	304	301,056

Second Lien Term Loan	5.75%	03/30/15	3,897	3,834,999

Sabre, Inc.,
Extended Term Loan	5.98%	12/29/17	6,283	6,201,478

Incremental Term Loan	7.25%	12/29/17	2,479	2,478,501

SS&C Technologies Inc.,
Term Loan B-1	5.00%	06/07/19	4,933	4,955,814

Term Loan B-2	5.00%	06/07/19	510	512,670

SSI Investments II Ltd., Term Loan C	6.50%	05/26/17	304	306,643

Sungard Data Systems, Inc.,
Term Loan B	3.92%	02/26/16	4,641	4,647,641

Term Loan C	3.99%	02/28/17	1,611	1,610,533

Trans Union, LLC, Term Loan B	5.50%	02/12/18	1,430	1,443,658

				119,506,475

Cable & Satellite Television–3.89%
Atlantic Broadband Finance, LLC,
First Lien Term Loan	5.25%	04/04/19	4,239	4,259,792

Second Lien Term Loan	9.75%	10/04/19	4,042	4,238,642

Cequel Communications, LLC, Term Loan B	4.00%	02/14/19	8,726	8,729,174

Harron Communications Corp., Term Loan B	5.50%	10/06/17	3,591	3,600,010

Kabel Deutschland GmbH (Germany), Term Loan F	4.25%	02/01/19	3,578	3,583,996

MCC Illinois, LLC, Term Loan E	4.50%	10/23/17	4,014	3,972,499

MCC Iowa LLC,
Term Loan D-1	1.94%	01/30/15	1,141	1,112,495

Term Loan D-2	1.94%	01/30/15	1,876	1,828,754

Term Loan F	4.50%	10/23/17	2,240	2,221,065

Mediacom Illinois, LLC, Term Loan C	1.69%	01/30/15	1,512	1,472,310

UPC Financing Partnership, Facility Term Loan AB	4.75%	12/29/17	1,998	2,010,023

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Senior Loan Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Cable & Satellite Television–(continued)

WideOpenWest Finance LLC, First Lien Term Loan	6.25%	07/17/18	$7,413	$7,429,371

Yankee Cable Acquisition, LLC, Term Loan B	5.25%	08/26/16	4,581	4,592,456

				49,050,587

Chemicals & Plastics–5.05%
Ascend Performance Materials LLC, Term Loan B	6.75%	04/10/18	6,448	6,420,624

Emerald Performance Materials, LLC, Term Loan B (Acquired 05/15/12; Cost $3,139,484)	6.75%	05/18/18	3,155	3,155,070

Houghton International, Inc., Term Loan B	6.75%	01/29/16	3,315	3,348,045

Ineos Holdings Ltd., Term Loan	6.50%	04/27/18	9,924	9,964,570

Kronos Inc., Term Loan B	5.75%	06/13/18	5,494	5,528,008

Momentive Specialty Chemicals, Inc.,
Extended Term Loan C1	4.00%	05/05/15	613	602,249

Extended Term Loan C4 (Acquired 04/27/11; Cost $3,511,621)	4.25%	05/05/15	3,520	3,397,213

Extended Term Loan C5 (Acquired 02/09/10; Cost $2,161,831)	4.25%	05/05/15	2,246	2,167,821

OM Group, Inc., Term Loan B	5.75%	08/02/17	943	949,621

OMNOVA Solutions, Inc., Term Loan B	5.50%	05/31/17	6,514	6,566,495

Phillips Plastics Corp., Term Loan	6.50%	02/10/17	1,275	1,271,372

PolyOne Corp., Term Loan	5.00%	12/20/17	1,634	1,646,144

Potters Holdings II, L.P., First Lien Term Loan	6.00%	05/05/17	2,519	2,508,507

PQ Corp., Term Loan B	3.98%	07/30/14	7,420	7,315,013

Taminco Global Chemical Corp., Term Loan B1	5.25%	02/15/19	5,003	5,031,303

TricorBraun, Inc., Term Loan B	5.50%	05/03/18	3,735	3,743,182

				63,615,237

Clothing & Textiles–0.73%
Ascena Retail Group, Inc., Term Loan B	4.75%	06/14/18	1,485	1,497,768

Levi Strauss & Co., Term Loan	2.50%	03/27/14	5,988	5,932,890

Warnaco, Inc., Term Loan	3.75%	06/15/18	323	323,583

Wolverine Worldwide, Inc., Term Loan B(f)	—	07/31/19	1,483	1,497,439

				9,251,680

Conglomerates–1.52%
Goodman Global Holdings, Inc.,
First Lien Term Loan	5.75%	10/28/16	6,705	6,736,492

Second Lien Term Loan	9.00%	10/30/17	555	565,278

Rexnord LLC, Term Loan B	5.00%	04/02/18	6,104	6,149,227

RGIS Services, LLC,
Non Extended Initial Term Loan	2.96%	04/30/14	1,635	1,625,667

Term Loan C	5.50%	10/18/17	1,222	1,215,771

Spectrum Brands, Inc., Term Loan B	5.00%	06/17/16	2,885	2,900,463

				19,192,898

Containers & Glass Products–4.19%
Berlin Packaging, LLC, Term Loan	3.24%	08/17/14	6,022	5,894,242

BWAY Corp.,
Canadian Term Loan C	4.25%	02/23/18	240	240,498

Term Loan B	4.25%	02/23/18	2,380	2,386,339

Consolidated Container Company LLC, Term Loan	6.25%	07/03/19	1,434	1,448,848

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Senior Loan Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Containers & Glass Products–(continued)

Exopack, LLC, Term Loan	6.50%	05/31/17	$5,631	$5,490,239

Hoffmaster Group, Inc., First Lien Term Loan	6.50%	01/03/18	6,029	6,013,847

Pertus Sechszehnte GmbH (Germany),
Term Loan B2	2.71%	06/12/15	4,045	3,549,439

Term Loan C2	2.96%	06/13/16	4,045	3,569,664

Ranpak Corp., Term Loan	4.75%	04/20/17	866	861,115

Reynolds Group Holdings Inc.,
Term Loan B	6.50%	02/09/18	983	991,932

Term Loan C	6.50%	08/09/18	21,967	22,306,272

				52,752,435

Cosmetics & Toiletries–2.51%
Bausch & Lomb, Inc., Term Loan B	5.25%	05/17/19	10,834	10,892,167

Huish Detergents, Inc.,
Incremental Term Loan B	2.24%	04/25/14	5,714	5,373,097

Second Lien Term Loan	4.49%	10/26/14	1,000	905,310

KIK Custom Products, Inc.,
Canadian Term Loan	2.50%	06/02/14	666	615,455

First Lien Term Loan	2.50%	06/02/14	3,887	3,590,155

Second Lien Term Loan	5.24%	11/28/14	4,800	3,414,000

Levlad, LLC, Term Loan	10.00%	03/05/15	707	657,747

Marietta Intermediate Holding Corp., PIK Term Loan B (Acquired 12/22/04-02/04/11; Cost $10,285,012)(c)(e)	7.00%	02/19/15	3,148	2,864,265

Revlon Consumer Products Corp., Term Loan B	4.75%	11/17/17	3,286	3,286,956

				31,599,152

Drugs–2.43%
Catalent Pharma Solutions, Inc., Incremental Term Loan	5.25%	09/15/17	1,856	1,870,228

Grifols Inc., Term Loan B	4.50%	06/01/17	7,058	7,092,858

Harlan Sprague Dawley, Inc., Term Loan B	3.83%	07/11/14	4,706	4,409,681

IMS Health, Inc., Term Loan B	4.50%	08/25/17	2,392	2,405,263

Medpace, Inc., Term Loan (Acquired 06/21/11; Cost $4,095,053)	6.50%	06/16/17	4,145	3,979,385

Quintiles Transnational Corp.,
Term Loan	7.50%	02/24/17	1,385	1,406,264

Term Loan B	5.00%	06/08/18	5,016	5,037,587

Warner Chilcott PLC,
Term Loan B1	4.25%	03/15/18	1,727	1,722,219

Term Loan B1	4.25%	03/15/18	656	654,007

Term Loan B2	4.25%	03/15/18	863	861,109

Term Loan B3	4.25%	03/15/18	1,187	1,184,025

				30,622,626

Ecological Services & Equipment–0.67%
Environmental Systems Products Holdings, Inc., Second Lien Term Loan (Acquired 01/25/12; Cost $840,495)	15.50%	03/31/17	840	844,697

Safety-Kleen Systems, Inc., Term Loan B	5.00%	02/21/17	416	413,964

ServiceMaster Co. (The), Extended Term Loan	4.46%	01/31/17	4,857	4,860,434

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Senior Loan Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ecological Services & Equipment–(continued)

Synagro Technologies, Inc.,
Second Lien Term Loan	4.99%	10/02/14	$900	$450,000

Term Loan B	2.24%	04/02/14	899	803,694

WCA Waste Systems, Inc., Term Loan B	5.50%	03/23/18	1,070	1,074,235

				8,447,024

Electronics & Electrical–4.21%
Aeroflex Inc., Term Loan B	5.75%	05/09/18	1,473	1,453,443

Blackboard, Inc.,
First Lien Term Loan	7.50%	10/04/18	6,312	6,234,679

Incremental Term Loan	7.50%	10/04/18	988	975,890

Second Lien Term Loan	11.50%	04/04/19	2,142	1,991,768

DEI Sales, Inc., Term Loan B	7.00%	07/13/17	2,928	2,900,498

DG FastChannel, Inc., Term Loan B	5.75%	07/26/18	4,364	4,225,690

Eastman Kodak Co., DIP Term Loan B	8.50%	07/19/13	2,266	2,254,833

Freescale Semiconductor, Inc., Extended Term Loan B	4.50%	12/01/16	11,079	10,673,811

Lawson Software Inc., Term Loan B	6.25%	04/05/18	3,659	3,706,330

Mirion Technologies, Inc., First Lien Term Loan (Acquired 04/02/12-04/10/12; Cost $3,239,992)	6.25%	03/30/18	3,276	3,292,523

Open Solutions, Inc., Term Loan B	2.58%	01/23/14	7,142	6,849,168

Semtech Corp., Term Loan B	4.25%	03/20/17	923	926,560

Sophia, L.P., Term Loan B	6.25%	07/19/18	7,504	7,584,226

				53,069,419

Equipment Leasing–0.44%
BakerCorp International, Inc., Term Loan B	4.75%	06/01/18	757	756,340

Delos Aircraft Inc., Term Loan 2	4.75%	04/12/16	733	743,489

Flying Fortress Inc., First Lien Term Loan	5.00%	06/30/17	3,963	4,000,202

				5,500,031

Financial Intermediaries–2.81%
Grosvenor Capital Management Holdings, LLP, Extended Term Loan C	4.25%	12/05/16	3,280	3,243,573

Moneygram International, Inc., Term Loan B1	4.25%	11/17/17	394	391,758

Nuveen Investments, Inc.,
Extended Term Loan	5.95%	05/12/17	9,467	9,519,276

First Lien Term Loan	5.95%	05/13/17	4,212	4,224,719

Residential Capital, LLC,
DIP Term Loan A1	5.00%	11/18/13	3,712	3,735,141

DIP Term Loan A2	6.75%	11/18/13	625	634,189

RJO Holdings Corp.,
FCM Term Loan (Acquired 12/10/10-01/21/11; Cost $52,683)	6.24%	12/10/15	151	114,642

HoldCo Term Loan B	6.99%	12/10/15	5,311	3,956,632

Transfirst Holdings, Inc.,
PIK Second Lien Term Loan(c)	6.24%	06/15/15	4,958	4,658,432

Term Loan B	2.99%	06/15/14	5,007	4,927,596

				35,405,958

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Senior Loan Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Food & Drug Retailers–1.03%
Pantry, Inc. (The), Term Loan B	5.75%	08/02/19	$2,365	$2,381,151

Rite Aid Corp.,
Term Loan 2	1.99%	06/04/14	4,304	4,263,297

Term Loan 5	4.50%	03/02/18	6,389	6,337,641

				12,982,089

Food Products–3.01%
Advantage Sales & Marketing, Inc., Second Lien Term Loan	9.25%	06/18/18	773	773,479

Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/18	3,712	3,737,925

Dean Foods Co., Extended Term Loan B2	3.49%	04/02/17	135	134,988

Del Monte Foods Co., Term Loan	4.50%	03/08/18	9,297	9,204,232

Dole Food Co., Inc.,
Term Loan B2	5.04%	07/06/18	3,200	3,210,793

Term Loan C2	5.02%	07/06/18	5,727	5,745,639

JBS USA Holdings Inc., Term Loan B	4.25%	05/25/18	3,526	3,486,482

Pierre Foods, Inc.,
First Lien Term Loan	7.00%	09/30/16	9,037	9,105,936

Second Lien Term Loan	11.25%	09/29/17	902	911,734

Pinnacle Foods Finance LLC, Term Loan E	4.75%	10/17/18	1,579	1,576,943

				37,888,151

Food Service–1.08%
Focus Brands, Inc., Term Loan B (Acquired 02/22/12; Cost $1,414,512)	6.27%	02/21/18	1,423	1,440,372

Landry’s, Inc., Term Loan B	6.50%	04/24/18	4,875	4,940,030

OSI Restaurant Partners, LLC,
Revolver Loan	0.69%	06/14/13	292	290,451

Term Loan B	2.56%	06/14/14	2,941	2,927,311

Restaurant Holding Co., LLC, Term Loan B (Acquired 02/28/12-06/07/12; Cost $933,515)	9.00%	02/17/17	945	954,437

Wendy’s International, Inc., Term Loan B	4.75%	05/15/19	2,968	2,989,063

				13,541,664

Forest Products–0.31%
Ainsworth Lumber Co, Ltd. (Canada), Term Loan	5.25%	06/26/14	2,400	2,335,500

Verso Paper Holdings LLC, PIK Term Loan(c)	6.66%	02/01/13	490	479,717

Xerium Technologies, Inc., Term Loan B	6.25%	05/22/17	1,093	1,087,276

				3,902,493

Health Care–8.78%
Alere, Inc.,
Incremental Term Loan	4.75%	06/30/17	453	452,892

Incremental Term Loan B2	4.75%	06/30/17	2,303	2,303,565

Term Loan B	4.75%	06/30/17	2,622	2,622,059

AMN Healthcare, Inc., Term Loan B (Acquired 04/12/12; Cost $1,847,947)	6.00%	04/05/18	1,865	1,884,138

CareStream Health, Inc., Term Loan B	5.00%	02/25/17	7,515	7,358,022

Community Health Systems, Inc., Extended Term Loan B	3.92%	01/25/17	1,160	1,163,133

DJO Finance LLC,
Extended Term Loan B2	5.23%	11/01/16	2,404	2,408,663

Term Loan B3	6.25%	09/15/17	6,816	6,852,727

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Senior Loan Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Health Care–(continued)

Drumm Investors, LLC, Term Loan	5.00%	05/04/18	$6,030	$5,789,064

Genoa Healthcare Group, LLC,
PIK Second Lien Term Loan (Acquired 06/08/11-07/31/12; Cost $1,091,657)(c)	13.99%	02/10/15	1,121	813,044

Term Loan B (Acquired 09/12/05; Cost $638,676)	7.25%	08/08/14	639	581,195

HCA, Inc.,
Extended Term Loan B2	3.61%	03/31/17	367	363,048

Extended Term Loan B3	3.48%	05/01/18	11,928	11,772,322

HCR Healthcare, LLC, Term Loan	5.00%	04/06/18	3,771	3,689,222

Health Management Associates, Inc., Term Loan B	4.50%	11/16/18	3,007	3,020,953

Hologic Inc., Term Loan B	4.50%	08/01/19	5,320	5,365,238

Kindred Healthcare, Inc., Term Loan	5.25%	06/01/18	4,906	4,804,202

Kinetic Concepts, Inc., Term Loan B	7.00%	05/04/18	18,093	18,308,354

Sun Healthcare Group Inc., Term Loan B	8.75%	10/15/16	2,601	2,592,661

Surgery Center Holdings, Inc., Term Loan B (Acquired 05/09/11; Cost $2,552,266)	6.50%	02/06/17	2,562	2,549,369

Surgical Care Affiliates, Inc.,
Extended Revolver Loan(d)	0.00%	06/30/16	3,000	2,937,900

Extended Term Loan	4.46%	12/29/17	7,046	6,957,945

TriZetto Group, Inc., Term Loan B	4.75%	05/02/18	10	9,430

Valeant Pharmaceuticals International, Inc.,
Add-On Term Loan B	4.25%	02/13/19	4,575	4,599,499

Series B Tranche B	4.75%	02/13/19	1,105	1,110,865

Term Loan B1	4.75%	02/13/19	10,273	10,327,774

				110,637,284

Home Furnishings–1.44%
Hunter Fan Co.,
Revolver Loan (Acquired 05/31/12; Cost $2,604,167)(d)	0.00%	04/16/14	2,604	2,317,708

Second Lien Term Loan	6.99%	10/16/14	1,471	1,237,132

Term Loan	2.74%	04/16/14	850	818,116

National Bedding Co., LLC, Second Lien Term Loan	5.25%	02/28/14	4,788	4,777,820

Quality Home Brands Holdings, LLC,
PIK Term Loan(c)	10.00%	06/30/14	999	757,021

PIK Term Loan(c)	11.75%	06/30/14	1,058	798,881

Springs Windows Fashions, LLC, Term Loan B	6.00%	05/31/17	2,094	2,052,045

Yankee Candle Co., Inc. (The), Term Loan B	5.25%	04/02/19	5,335	5,371,757

				18,130,480

Industrial Equipment–1.31%
Generac Power Systems, Inc., Term Loan B	6.25%	05/30/18	2,371	2,423,916

Grede LLC, Term Loan B	7.00%	04/03/17	3,832	3,836,724

Hupah Finance Inc., Term Loan B	6.25%	01/21/19	230	231,665

Manitowoc Co., Inc. (The), Term Loan B	4.25%	11/13/17	975	981,551

Tank Intermediate Holding Corp., Term Loan B	6.75%	07/09/19	5,175	5,181,046

Terex Corp., Term Loan B	5.50%	04/28/17	767	774,157

Unifrax Corp., Term Loan	6.50%	11/28/18	3,060	3,093,026

				16,522,085

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Senior Loan Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Insurance–1.29%
HMSC Corp., Second Lien Term Loan	5.73%	10/03/14	$1,119	$845,180

Sedgwick CMS Holdings, Inc.,
Second Lien Term Loan	9.00%	05/30/17	4,200	4,196,514

Term Loan	5.00%	12/30/16	3,534	3,542,994

USI Holdings Corp.,
Revolver Loan(d)	0.00%	05/05/13	6,667	6,191,500

Term Loan	2.74%	05/05/14	1,451	1,444,373

				16,220,561

Leisure Goods, Activities & Movies–1.76%
24 Hour Fitness Worldwide, Inc., Term Loan	7.50%	04/22/16	6,268	6,324,177

Alpha D2 Ltd. (United Kingdom), Term Loan B	5.75%	04/28/17	4,726	4,772,666

AMC Entertainment, Inc., Term Loan B3	4.75%	02/22/18	723	724,929

EMI Music Publishing Limited, Term Loan B	5.50%	06/29/18	3,066	3,095,053

IMG Worldwide, Inc., Term Loan B	5.50%	06/16/16	1,640	1,638,140

Live Nation Entertainment, Inc., Term Loan B	4.50%	11/07/16	3,385	3,387,661

Zuffa LLC, Incremental Term Loan	7.50%	06/19/15	2,236	2,244,857

				22,187,483

Lodging & Casinos–4.69%
Boyd Gaming Corp.,
Class A Revolver Loan(d)	0.00%	12/17/15	1,825	1,723,550

Class A Revolver Loan	3.68%	12/17/15	3,328	3,142,945

Incremental Term Loan	6.00%	12/17/15	457	461,847

Caesars Entertainment Operating Co.,
Extended Term Loan B5	4.49%	01/26/18	4,251	3,596,313

Extended Term Loan B6	5.49%	01/26/18	24,820	21,896,235

Cannery Casino Resorts, LLC,
Delayed Draw Term Loan	4.48%	05/17/13	4,147	4,099,182

Second Lien Term Loan	4.48%	05/16/14	3,000	2,816,250

Term Loan B	4.48%	05/17/13	5,013	4,955,833

Golden Nugget, Inc.,
PIK Delayed Draw Term Loan(c)	3.24%	06/30/14	1,083	1,035,954

PIK Term Loan B(c)	3.24%	06/30/14	1,880	1,798,740

Isle of Capri Casinos, Inc., Term Loan B	4.75%	03/24/17	3,780	3,803,174

Tropicana Entertainment Inc., Term Loan B	7.50%	03/16/18	3,058	3,069,351

Twin River Worldwide Holdings, Inc., Term Loan	8.50%	11/05/15	6,595	6,642,471

				59,041,845

Nonferrous Metals & Minerals–0.66%
Arch Coal Inc., Term Loan B	5.75%	05/16/18	4,991	5,001,527

Noranda Aluminum Acquisition Corp., Term Loan B	5.75%	02/28/19	3,312	3,338,496

				8,340,023

Oil & Gas–3.04%
Buffalo Gulf Coast Terminals LLC, Term Loan B	7.50%	10/31/17	7,205	7,348,954

Chesapeake Energy Corp., Term Loan	8.50%	12/01/17	9,516	9,557,408

Citgo Petroleum Corp., Term Loan B	8.00%	06/24/15	1,647	1,661,976

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Senior Loan Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oil & Gas–(continued)

Glenn Pool Oil & Gas Trust, Term Loan	4.50%	05/02/16	$2,102	$2,112,780

NGPL PipeCo LLC, Term Loan B	6.75%	09/15/17	6,465	6,497,538

Obsidian Natural Gas Trust (United Kingdom), Term Loan (Acquired 12/09/10-05/05/11; Cost $3,550,516)	7.00%	11/02/15	3,493	3,510,925

Tervita Corporation (Canada), Term Loan B	3.23%	11/14/14	4,483	4,416,194

Willbros United States Holdings, Inc., Term Loan B	9.50%	06/30/14	3,130	3,150,380

				38,256,155

Publishing–5.40%
Affiliated Media, Inc., Term Loan	8.50%	03/19/14	2,724	2,655,498

Cenveo Corp., Term Loan B	6.63%	12/21/16	8,276	8,296,420

Cygnus Business Media, Inc., PIK Term Loan (Acquired 07/19/04; Cost $5,575,140)(c)(e)	9.75%	06/30/13	5,606	1,962,112

Endurance Business Media, Inc., First Lien Term Loan(e)	6.50%	12/15/14	6,525	1,826,894

F&W Media, Inc., Term Loan (Acquired 06/09/10; Cost $10,264,413)	7.75%	06/09/14	4,835	4,520,639

GateHouse Media, Inc.,
Delayed Draw Term Loan	2.24%	08/28/14	637	199,919

Revolver Loan(d)	0.00%	02/28/14	1,500	1,275,000

Term Loan B	2.24%	08/28/14	1,098	344,752

Harland Clarke Holdings Corp.,
Extended Term Loan B2	5.52%	06/30/17	3,323	2,960,572

Revolver Loan(d)	0.00%	06/28/13	2,537	2,207,374

Knowledgepoint360 Group, LLC,
First Lien Term Loan (Acquired 05/18/07; Cost $1,310,402)	3.69%	04/14/14	1,310	1,146,602

Second Lien Term Loan (Acquired 05/18/07; Cost $1,010,000)	7.43%	04/13/15	1,000	725,000

MC Communications, LLC, PIK Term Loan(c)	6.75%	12/31/12	3,957	643,060

MediMedia USA, Inc., Extended Term Loan B	6.25%	08/15/14	861	788,085

Merrill Communications, LLC,
PIK Second Lien Term Loan(c)	16.00%	11/15/13	2,854	1,949,959

Term Loan	9.75%	12/24/12	2,649	2,552,379

Network Communications, Inc., Term Loan (Acquired 08/08/07-01/13/12; Cost $4,222,952)	5.54%	11/29/13	4,223	2,934,951

Newsday LLC, Term Loan	6.71%	08/01/13	2,333	2,346,458

ProQuest LLC, Term Loan B	6.00%	04/13/18	3,353	3,353,404

Tribune Co., Term Loan B(g)(h)	5.25%	06/04/14	32,911	24,854,912

Yell Group PLC, Term Loan A3	4.20%	04/30/14	1,431	428,716

				67,972,706

Radio & Television–6.91%
AR Broadcasting, LLC, Term Loan (Acquired 02/17/12-06/19/12; Cost $3,544,470)	5.57%	02/15/18	3,544	2,924,188

Barrington Broadcasting Group LLC, Term Loan B	7.50%	06/14/17	1,550	1,566,515

Clear Channel Communications, Inc.,
Term Loan A	3.63%	07/29/14	10,601	9,992,902

Term Loan B	3.88%	01/28/16	19,748	15,390,929

FoxCo Acquisition Sub, LLC, Term Loan B	4.75%	07/14/15	1,365	1,369,808

Granite Broadcasting Corp., Term Loan B	8.50%	05/23/18	3,395	3,384,721

High Plains Broadcasting Operating Co. LLC, Term Loan	9.00%	09/14/16	1,327	1,339,764

Intelsat Jackson Holdings S.A., Term Loan B	5.25%	04/02/18	10,115	10,185,894

LIN Television Corp., Term Loan B	5.00%	12/21/18	1,302	1,312,207

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Senior Loan Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Radio & Television–(continued)

Multicultural Radio Broadcasting, Inc.,
Second Lien Term Loan	6.48%	06/18/13	$4,775	$3,867,750

Term Loan	3.51%	12/18/12	2,122	1,971,210

NEP II, Inc., Extended Term Loan B2	3.67%	02/16/17	1,059	1,043,314

Newport Television LLC, Term Loan B	9.00%	09/14/16	4,800	4,846,628

Raycom TV Broadcasting, Inc., Term Loan B (Acquired 06/01/11; Cost $3,668,684)	4.50%	05/31/17	3,684	3,665,098

Univision Communications Inc., Extended Term Loan	4.48%	03/31/17	23,835	23,112,280

WaveDivision Holdings LLC, Term Loan C	2.48%	06/30/14	1,116	1,115,905

				87,089,113

Retailers (except Food & Drug)–2.26%
Claire’s Stores, Inc., Term Loan B	3.05%	05/29/14	1,594	1,570,099

Educate, Inc., Term Loan (Acquired 06/27/07-06/23/08; Cost $1,572,242)	8.50%	06/16/14	1,613	1,604,681

Guitar Center Inc., Extended Term Loan	5.72%	04/10/17	6,569	6,204,403

Gymboree Corp., Term Loan	5.00%	02/23/18	52	50,813

J. Crew Operating Corp., Term Loan B	4.75%	03/07/18	2,012	2,014,498

National Vision, Inc., Term Loan B	7.00%	08/02/18	2,365	2,400,664

Party City Holdings, Inc., Term Loan B	5.75%	07/26/19	6,623	6,666,661

Pilot Travel Centers LLC, Term Loan B2	4.25%	08/07/19	2,815	2,828,268

Savers, Inc., Term Loan B	6.25%	07/09/19	2,965	3,000,482

Toys ‘R’ Us-Delaware, Inc.,
Term Loan	6.00%	09/01/16	1,362	1,341,150

Term Loan B2	5.25%	05/25/18	494	475,049

Term Loan B3	5.25%	05/25/18	326	314,479

				28,471,247

Steel–0.49%
JMC Steel Group, Inc., Term Loan	4.75%	04/03/17	2,140	2,148,014

Tube City IMS Corp., Term Loan	5.75%	03/20/19	1,854	1,870,569

WireCo WorldGroup, Inc., Term Loan	6.00%	02/15/17	2,151	2,174,884

				6,193,467

Surface Transport–0.52%
Avis Budget Car Rental, LLC, Incremental Term Loan	6.25%	09/21/18	1,486	1,499,825

JHCI Acquisition, Inc., First Lien Term Loan	2.74%	06/19/14	1,824	1,730,955

Kenan Advantage Group, Inc., Term Loan (Acquired 12/20/10; Cost $2,159,409)	4.50%	06/10/16	2,174	2,179,905

Swift Transportation Co. Inc., Term Loan B2	5.00%	12/21/17	1,093	1,100,115

				6,510,800

Telecommunications–7.80%
Avaya, Inc., Extended Term Loan B3	4.93%	10/26/17	8,940	8,027,088

Cellular South, Inc., Term Loan B	4.50%	07/27/17	3,661	3,650,809

Consolidated Communications, Inc., Extended Term Loan B	3.99%	12/31/17	1,200	1,172,999

Fairpoint Communications, Inc., Term Loan B	6.50%	01/22/16	5,530	5,166,273

Genesys Telecom Holdings, U.S., Inc., Term Loan B	6.75%	01/31/19	4,903	4,954,698

Global Tel*Link Corp., Term Loan B	6.00%	12/14/17	5,687	5,698,983

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Senior Loan Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Telecommunications–(continued)

Level 3 Communications, Inc.,
Term Loan B	5.25%	08/01/19	$1,514	$1,519,840

Term Loan B2	5.75%	09/03/18	1,281	1,289,033

Term Loan B3	5.75%	08/31/18	10,567	10,631,057

MetroPCS Wireless, Inc., Term Loan B	4.00%	03/16/18	16,991	16,996,941

NeuStar, Inc., Term Loan B	5.00%	11/08/18	3,619	3,655,252

NTELOS Inc., Term Loan B	4.00%	08/07/15	1,393	1,390,870

Securus Technologies Holdings, Inc.,
Add on Term Loan	6.50%	05/31/17	1,020	1,013,310

Term Loan	6.50%	05/31/17	2,818	2,810,081

Syniverse Technologies, Inc., Term Loan	5.00%	04/23/19	7,166	7,157,201

TowerCo Finance LLC, Term Loan B	4.50%	02/02/17	2,866	2,870,920

U.S. TelePacific Corp., Term Loan B	5.75%	02/23/17	3,543	3,400,266

West Corp.,
Revolver Loan(d)	0.00%	01/15/16	3,192	2,873,185

Term Loan B4	5.50%	07/15/16	1,492	1,499,028

Term Loan B6	5.75%	06/29/18	4,333	4,358,765

Windstream Corp., Term Loan B3	4.00%	08/08/19	1,985	1,992,056

Zayo Bandwidth, LLC, Term Loan B	7.13%	07/02/19	6,075	6,179,404

				98,308,059

Utilities–3.93%
AES Corp., Term Loan	4.25%	06/01/18	4,510	4,532,582

BRSP, LLC, Term Loan B	7.50%	06/04/14	7,681	7,710,046

Calpine Corp., Term Loan	4.50%	04/02/18	1,012	1,016,337

Longview Power LLC,
Extended Term Loan B	7.25%	10/31/17	2,415	2,064,426

Synthetic LOC	5.25%	02/28/14	373	329,467

LSP Madison Funding Corp., Term Loan	5.50%	06/28/19	3,707	3,725,101

Star West Generation LLC, Term Loan B	6.00%	05/17/18	5,859	5,822,286

Texas Competitive Electric Holdings Co., LLC,
Extended Term Loan	4.77%	10/10/17	11,455	7,805,690

Term Loan	3.77%	10/10/14	18,204	13,412,702

TPF Generation Holdings LLC, Second Lien Term Loan C	4.71%	12/15/14	3,142	3,090,662

				49,509,299

Total Variable Rate Senior Loan Interests (Cost $1,399,371,584)				1,359,156,538

U.S. Dollar Denominated Bonds and Notes–9.72%
Air Transport–0.81%
Air Lease Corp.	7.38%	01/30/19	7,548	7,793,310

Continental Airlines, Inc.(i)	6.75%	09/15/15	1,700	1,780,750

Delta Air Lines, Inc.	4.75%	05/07/20	577	593,589

				10,167,649

Automotive–0.12%
Goodyear Tire & Rubber Co. (The)	7.00%	05/15/22	1,476	1,546,110

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen Senior Loan Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Business Equipment & Services–0.28%
First Data Corp.(i)	6.75%	11/01/20	$3,608	$3,580,940

Cable & Satellite Television–0.77%
UPC Broadband Holdings, B.V. (Netherlands)(i)	7.25%	11/15/21	7,223	7,855,012

UPC Broadband Holdings, B.V. (Netherlands)(i)	6.88%	01/15/22	328	349,097

UPC Broadband Holdings, B.V. (Netherlands)	6.63%	07/01/20	1,385	1,472,696

				9,676,805

Chemicals & Plastics–0.10%
INEOS Holdings Ltd.(i)	8.38%	02/15/19	457	484,420

INEOS Holdings Ltd.(i)	7.50%	05/01/20	291	299,003

Taminco Global Chemical Corp.(i)	9.75%	03/31/20	419	446,235

				1,229,658

Containers & Glass Products–1.36%
Berry Plastics Holding Inc.(j)	5.21%	02/15/15	8,949	8,962,423

Reynolds Group Holdings Inc.	7.88%	08/15/19	4,239	4,710,589

Reynolds Group Holdings Inc.	9.88%	08/15/19	3,309	3,507,540

				17,180,552

Ecological Services & Equipment–0.08%
Environmental Systems Products Holdings, Inc., PIK(c)	16.00%	12/31/19	1,056	1,056,230

Food Products–0.14%
Post Holdings Inc.(i)	7.38%	02/15/22	1,677	1,769,235

Forest Products–0.25%
Verso Paper Holdings, LLC(i)	11.75%	01/15/19	3,012	3,109,890

Health Care–1.60%
Accellent Inc.	8.38%	02/01/17	3,202	3,326,077

Apria Healthcare Group, Inc.	11.25%	11/01/14	9,167	9,556,250

Biomet Inc.,(i)	6.50%	08/01/20	866	902,805

Community Health Systems, Inc.	8.00%	11/15/19	2,561	2,775,484

DJO Finance LLC(i)	8.75%	03/15/18	2,410	2,590,750

Kindred Healthcare, Inc.	8.25%	06/01/19	1,004	976,390

				20,127,756

Home Furnishings–0.05%
Targus Group International, Inc., PIK (Acquired 12/16/09-12/14/11; Cost $1,907,226)(c)(i)	10.00%	06/14/19	672	671,748

Lodging & Casinos–0.37%
Caesars Entertainment Operating Co.(i)	11.25%	06/01/17	3,462	3,747,615

Chester Downs & Marina LLC(i)	9.25%	02/01/20	836	861,080

				4,608,695

Oil & Gas–0.62%
Coffeyville Resources LLC(i)	9.00%	04/01/15	5,732	6,133,240

NGPL PipeCo LLC(i)	9.63%	06/01/19	1,456	1,616,160

				7,749,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen Senior Loan Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Radio & Television–0.46%
Univision Communications Inc.(i)	6.75%	09/15/22	$5,774	$5,824,523

Surface Transport–0.10%
Avis Budget Car Rental LLC(i)	8.25%	01/15/19	1,193	1,300,370

Telecommunications–1.22%
Goodman Networks, Inc.(i)	12.13%	07/01/18	4,340	4,578,700

Paetec Holding Corp.	8.88%	06/30/17	1,028	1,120,520

Wind Acquisition Finance S.A. (Italy)(i)	7.25%	02/15/18	5,671	5,231,497

Wind Acquisition Finance S.A. (Italy)(i)	7.25%	02/15/18	2,027	1,869,908

Windstream Corp.	7.50%	06/01/22	2,483	2,551,282

				15,351,907

Utilities–1.39%
Calpine Corp.(i)	7.88%	01/15/23	0	361

Calpine Corp.(i)	7.50%	02/15/21	8,407	9,374,164

NRG Energy Inc.	7.63%	05/15/19	7,763	8,131,743

				17,506,268

Total U.S. Dollar Denominated Bonds and Notes (Cost $117,479,459)				122,457,736

Structured Products–3.88%
Apidos Cinco CDO Ltd. (Cayman Islands)(i)(j)	4.72%	05/14/20	639	499,308

Apidos CLO IX Ltd. (Cayman Islands)(i)(j)	6.97%	07/15/23	1,767	1,570,656

Apidos Quattro CDO Ltd. (Cayman Islands)(i)(j)	4.06%	01/20/19	721	549,586

Ares XI CLO Ltd.(i)(j)	3.46%	10/11/21	1,278	973,700

Atrium IV CDO Corp.(i)	9.18%	06/08/19	594	553,226

Banc of America Large Loan Inc.(i)(j)	1.99%	11/15/13	18,595	18,228,363

Columbus Nova CLO Ltd.(i)(j)	4.04%	05/16/19	3,167	2,394,335

Columbus Nova CLO Ltd.(j)	4.04%	05/16/19	625	472,516

Flagship CLO VI(i)(j)	5.22%	06/10/21	1,918	1,498,701

Flagship CLO VI(i)(j)	5.22%	06/10/21	1,671	1,305,925

Four Corners CLO II, Ltd.(i)(j)	2.30%	01/26/20	573	443,744

Four Corners CLO II, Ltd.(i)(j)	2.30%	01/26/20	191	147,915

Genesis CLO Ltd.(i)(j)	6.96%	10/10/14	1,864	1,775,169

Gramercy Park CLO Ltd.(i)(j)	5.97%	07/17/23	3,695	3,070,175

Halcyon Loan Investors CLO II, Ltd. (Cayman Islands)(i)(j)	4.05%	04/24/21	2,875	2,168,982

ING Investment Management CLO III, Ltd.(i)(j)	3.96%	12/13/20	2,098	1,548,734

ING Investment Management CLO IV, Ltd. (Cayman Islands)(i)(j)	4.70%	06/14/22	542	411,685

Madison Park Funding IV Ltd.(i)(j)	4.07%	03/22/21	2,424	1,816,478

Pacifica CDO VI, Ltd.(i)(j)	4.18%	08/15/21	1,059	739,563

Sierra CLO II Ltd.(j)	3.95%	01/22/21	1,279	910,472

Silverado CLO Ltd.(i)(j)	4.21%	10/16/20	1,545	1,169,807

Slater Mill Loan Fund, Ltd.(i)(j)	5.81%	08/17/22	2,023	1,786,980

Symphony CLO IX, Ltd.(i)(j)	5.37%	04/16/22	3,521	3,103,100

Symphony CLO VIII, Ltd.(i)(j)	6.21%	01/09/23	1,916	1,781,534

Total Asset-Backed Securities (Cost $47,520,147)				48,920,654

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Van Kampen Senior Loan Fund

	Shares	Value

Common Stocks & Other Equity Interests–1.36%
Building & Development–0.35%
Axia Acquisition Corp.(e)(i)(k)	505	$1,263,250

Building Materials Holding Corp.(i)(k)	1,279,379	1,535,255

Lake at Las Vegas Joint Venture, LLC,
Class A (Acquired 07/15/10; Cost $7,938,060)(i)(k)	780	—

Class B (Acquired 07/15/10; Cost $93,975)(i)(k)	9	—

Class C, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0)(i)(k)	39	—

Class D, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0)(i)(k)	54	—

Class E, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0)(i)(k)	60	—

Class F, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0)(i)(k)	67	—

Class G, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0)(i)(k)	76	—

Newhall Holding Co., LLC, Class A(i)(k)	615,547	769,434

Rhodes Homes(i)(k)	1,038,734	225,405

WCI Communities, Inc.(i)(k)	9,079	599,214

		4,392,558

Chemicals & Plastics–0.04%
Metokote Corp., Wts. expiring 11/22/23(i)(k)	454	491,682

Conglomerates–0.06%
Euramax International, Inc.(i)(k)	3,272	698,068

Containers & Glass Products–0.00%
Nexpak Corp.(i)(k)	70	—

Cosmetics & Toiletries–0.18%
Marietta Intermediate Holding Corp. (Acquired 12/22/04-01/14/05; Cost $4,632,828)(e)(i)(k)	3,872,488	2,284,768

Marietta Intermediate Holding Corp., Wts. expiring 02/20/19 (Acquired 07/25/06; Cost $0)(e)(i)(k)	519,444	—

Natural Products Group, Inc.(i)(k)	4,893	4,892

		2,289,660

Ecological Services & Equipment–0.12%
Environmental Systems Products Holdings, Inc. (Acquired 09/12/07; Cost $0)(i)(k)	13,648	1,528,576

Financial Intermediaries–0.00%
RJO Holdings Corp.(i)(k)	2,852	28,516

RJO Holdings Corp., Class A(i)(k)	2,314	1,157

RJO Holdings Corp., Class B(i)(k)	3,000	1,500

		31,173

Home Furnishings–0.15%
Generation Brands LLC (Acquired 01/29/10; Cost $0)(i)(k)	9,358	—

Targus Group International, Inc. (Acquired 12/16/09; Cost $0)(i)(k)	22,469	162,226

WKI Holding Co. Inc.(i)(k)	52,654	1,730,737

		1,892,963

Leisure Goods, Activities & Movies–0.03%
MEGA Brands Inc. (Canada)(i)(k)	41,386	356,866

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Van Kampen Senior Loan Fund

	Shares	Value

Lodging & Casinos–0.17%
Twin River Worldwide Holdings Inc.,
Class A(i)(k)	189,050	$2,174,075

Class B(i)(k)	3,583	17,917

		2,191,992

Oil & Gas–0.12%
Vitruvian Exploration LLC(i)(k)	55,390	1,481,682

Publishing–0.10%
Affiliated Media, Inc.(i)(k)	81,915	1,064,897

Cygnus Business Media, Inc. (Acquired 07/19/04; Cost $1,793,148)(e)(i)(k)	8,426	—

Endurance Business Media, Inc., Class A(e)(i)(k)	13,517	135,172

F&W Publications, Inc.(i)(k)	18,385	2,298

F&W Publications, Inc., Wts. expiring 06/09/14(i)(k)	3,541	443

MC Communications, LLC (Acquired 07/02/09; Cost $0)(i)(k)	739,818	—

SuperMedia, Inc.(i)(k)	4,806	17,782

		1,220,592

Radio & Television–0.04%
AR Broadcasting, LLC, Wts. expiring 02/15/18(i)(k)	1,722	465,073

Cumulus Media, Inc., Wts. expiring 06/29/19 (Acquired 01/14/10; Cost $0)(i)(k)	11,850	18,960

		484,033

Telecommunications–0.00%
CTM Media Holdings Inc., Class B(l)	127	4,572

Utilities–0.00%
Genie Energy Ltd., Class B(l)	7,632	54,187

Total Common Stocks & Other Equity Interests (Cost $61,696,271)		17,118,604

Preferred Stocks–0.05%
Ecological Services & Equipment–0.04%
Environmental Systems Products Holdings, Inc. (Acquired 09/12/07; Cost $78,100)(i)(k)	3,124	542,795

Financial Intermediaries–0.01%
RTS Investor Corp.(i)(k)	584	44,969

Total Preferred Stocks (Cost $78,100)		587,764

Money Market Funds–0.25%
Liquid Assets Portfolio, Institutional Class(m)	1,600,504	1,600,504

Premier Portfolio, Institutional Class(m)	1,600,504	1,600,504

Total Money Market Funds (Cost $3,201,008)		3,201,008

Time Deposit–0.03%
State Street Bank & Trust Co. ($321,397 par, 0.01% coupon, dated 08/31/12, to be sold on 09/03/12 at $321,399)(n) (Cost $321,397)		321,397

TOTAL INVESTMENTS–123.20% (Cost $1,629,667,966)		1,551,763,701

BORROWINGS–(20.01%)		(252,000,000)

OTHER ASSETS LESS LIABILITIES–(3.19%)		(40,190,649)

NET ASSETS–100.00%		$1,259,573,052

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Van Kampen Senior Loan Fund

Investment Abbreviations:

CDO	– Collateralized Debt Obligations
CLO	– Collateralized Loan Obligations
DIP	– Debtor-in-Possession
LOC	– Letter of Credit
PIK	– Payment-in-Kind
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	All or a portion of this security is Payment-in-Kind.
(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at time of funding. See Note 9.
(e)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of August 31, 2012 was $13,907,636, which represented 1.10% of the Fund’s Net Assets. See Note 5.
(f)	This floating rate interest will settle after August 31, 2012, at which time the interest rate will be determined.
(g)	The borrower has filed for protection in federal bankruptcy court.
(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at August 31, 2012 represented 1.97% of the Fund’s Net Assets.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $129,562,778, which represented 10.29% of the Fund’s Net Assets.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(k)	Non-income producing security acquired through the restructuring of senior loans.
(l)	Security acquired through the restructuring of senior loans.
(m)	The money market fund and the Fund are affiliated by having the same investment adviser.
(n)	Security is considered a cash equivalent for the purpose of the Statement of Cash Flows. See Note 1H.

Portfolio Composition

By credit quality, based on Net Assets
as of August 31, 2012

Baa	1.5%

Ba	36.1

B	40.7

Caa	7.3

Ca	0.3

Non-Rated	13.0

Equity	1.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco Van Kampen Senior Loan Fund

Statement of Assets and Liabilities

August 31, 2012
(Unaudited)

Assets:
Investments, at value (Cost $1,576,955,871)	$1,534,655,057

Investments in affiliates, at value (Cost $52,712,095)	17,108,644

Total investments, at value (Cost $1,629,667,966)	1,551,763,701

Cash	2,268,495

Deposits with broker for Boyd Gaming Revolver	1,732,161

Receivable for:
Investments sold	32,161,522

Interest and fees	9,249,333

Fund shares sold	2,365,118

Fund expenses absorbed	148,554

Investments matured, at value (Cost $40,203,939)	1,896,462

Investment for trustee deferred compensation and retirement plans	8,642

Other assets	26,462

Total assets	1,601,620,450

Liabilities:
Payable for:
Borrowings	252,000,000

Investments purchased	82,140,683

Income distributions	4,600,406

Trust shares repurchased	159,463

Accrued interest, facilities and maintenance fees	93,928

Accrued fees to affiliates	719,498

Accrued other operating expenses	472,528

Trustee deferred compensation and retirement plans	91,339

Upfront commitment fees	1,769,553

Total liabilities	342,047,398

Net assets applicable to shares outstanding	$1,259,573,052

Net assets consist of:
Shares of beneficial interest	$2,279,599,381

Undistributed net investment income	(12,900,939)

Undistributed net realized gain (loss)	(890,913,648)

Unrealized appreciation (depreciation)	(116,211,742)

$1,259,573,052

Net Assets:
Class A	$116,856,936

Class B	$13,717,181

Class C	$145,608,001

Class IB	$907,347,455

Class IC	$76,043,479

Shares outstanding, $0.01 par value per share:
Class A	17,414,468

Class B	2,039,060

Class C	21,698,567

Class IB	135,104,916

Class IC	11,326,457

Class A:
Net asset value per share	$6.71

Maximum offering price per share (Net asset value of $6.71 divided by 96.75%)	$6.94

Class B:
Net asset value and offering price per share	$6.73

Class C:
Net asset value and offering price per share	$6.71

Class IB:
Net asset value and offering price per share	$6.72

Class IC:
Net asset value and offering price per share	$6.71

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Invesco Van Kampen Senior Loan Fund

Statement of Operations

For the six months ended August 31, 2012
(Unaudited)

Investment income:
Interest from unaffiliated investments	$44,890,388

Interest from affiliated investments	172,139

Dividends (net of foreign withholding taxes of $5,202)	30,813

Total investment income	45,093,340

Expenses:
Advisory fees	5,603,478

Administrative services fees	1,611,015

Custodian fees	178,157

Distribution fees:

Class A	149,467

Class B	36,525

Class C	738,668

Class IC	58,466

Interest, facilities and maintenance fees	2,191,030

Transfer agent fees	481,492

Trustees’ and officers’ fees and benefits	79,802

Other	859,540

Total expenses	11,987,640

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(411,532)

Net expenses	11,576,108

Net investment income	33,517,232

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investment securities	(5,391,533)

Swap agreements	282,223

(5,109,310)

Change in net unrealized appreciation (depreciation) of:
Investment securities	31,622,671

Swap agreements	(226,113)

31,396,558

Net realized and unrealized gain	26,287,248

Net increase in net assets resulting from operations	$59,804,480

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Invesco Van Kampen Senior Loan Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2012 and the year ended February 29, 2012
(Unaudited)

	August 31,	February 29,
	2012	2012

Operations:
Net investment income	$33,517,232	$49,452,245

Net realized gain (loss)	(5,109,310)	(17,283,771)

Change in net unrealized appreciation	31,396,558	14,587,741

Net increase in net assets resulting from operations	59,804,480	46,756,215

Distributions to shareholders from net investment income:
Class A	(3,250,582)	(7,277,131)

Class B	(339,009)	(738,609)

Class C	(25,257,086)	(7,162,880)

Class IB	(2,119,640)	(29,287,550)

Class IC	(3,466,551)	(4,244,682)

Total distributions to shareholders from net investment income	(34,432,868)	(48,710,852)

Share transactions–net:
Class A	(7,704,201)	(46,712,618)

Class B	(1,548,864)	(4,054,455)

Class C	(4,851,366)	(43,909,612)

Class IB	(54,439,863)	407,736,295

Class IC	(4,095,443)	(14,059,127)

Net increase (decrease) in net assets resulting from share transactions	(72,639,737)	299,000,483

Net increase (decrease) in net assets	(47,268,125)	297,045,846

Net assets:
Beginning of period	1,306,841,177	1,009,795,331

End of period (includes undistributed net investment income of $(12,900,939) and $(11,985,303), respectively)	$1,259,573,052	$1,306,841,177

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Invesco Van Kampen Senior Loan Fund

Statement of Cash Flows

For the six months ended August 31, 2012
(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$59,804,480

Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Net realized gain on investments	5,391,533

Net change in unrealized appreciation on investments	(31,622,671)

Accretion of discounts	(3,963,145)

Amortization of loan fees	3,034,996

Purchases of investments	(755,403,803)

Sales of investments	772,108,004

Decrease in interest and fees receivable and other assets	901,647

Decrease in accrued expenses and other payables	(988,131)

Net change in swap agreements	46,113

Net change in commitment fees	(31,873)

Net cash provided by operating activities	49,277,150

Cash flows provided by (used in) financing activities:
Proceeds from shares of beneficial interest sold	22,667,727

Disbursements for shares of beneficial interest repurchased	(104,141,113)

Net proceeds from and repayments of borrowings	24,000,000

Decrease in payable for amount due custodian	(370,576)

Distributions paid to shareholders from net investment income	(25,891,819)

Net cash provided by (used in) financing activities	(83,735,781)

Net increase (decrease) in cash	(34,458,631)

Cash and cash equivalents at beginning of period	41,981,692

Cash and cash equivalents at end of period	$7,523,061

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$8,238,500

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$2,323,318

Notes to Financial Statements

August 31, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Senior Loan Fund (the “Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end series management investment company.
  The Fund’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund invest primarily in adjustable rate senior loans (“Senior Loans”). Senior Loans are business loans that have a senior right to payment and are made to borrowers that may be corporations, partnerships, or other entities. These borrowers operate in a variety of industries and geographic regions. The Fund borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Fund’s volatility.
  The Fund continuously offers Class A and Class C shares. The Fund also has outstanding Class B, Class IB and Class IC shares which are not continuously offered. Each class of shares differs by its initial sales load, contingent deferred sales charges (“CDSC”), the allocation of class-specific expenses and voting rights on matters affecting a single class.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

23        Invesco Van Kampen Senior Loan Fund

A.	Security Valuations — Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in

24        Invesco Van Kampen Senior Loan Fund

the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
I.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
J.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as

25        Invesco Van Kampen Senior Loan Fund

collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
L.	Industry Concentration — To the extent that the Fund is concentrated in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
M.	Leverage Risk — The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.
N.	Bank Loan Risk Disclosures — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
O.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
P.	Other Risks — The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.
The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.90%

Next $1 billion	0.85%

Next $1 billion	0.825%

Next $500 million	0.80%

Over $3 billion	0.775%

26        Invesco Van Kampen Senior Loan Fund

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class IB and Class IC shares to 1.32%, 2.07%, 2.07%, 1.32% and 1.32% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Fund’s expenses after fee waiver and/or expense reimbursement to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  The Fund has entered into an administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs related to monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Senior Loans in the Fund’s portfolio and providing certain services to the holders of the Fund’s securities. For the six months ended August 31, 2012, expenses incurred under these agreements are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serve as custodian and fund accountant and provides certain administrative services of the Fund.
  The Fund has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended August 31, 2012, expenses incurred under these agreements are shown in the Statement of Operations as Transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Class IC shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of the average daily net assets of Class A shares, up to 0.51% of the average daily net assets of Class B shares, up to 1.00% of the average daily net assets of Class C shares and up to 0.15% (0.25% maximum) of the average daily net assets of Class IC shares. Due to voluntary waivers by IDI, the aggregate distribution and service fees are currently 0.00%, 0.26%, 0.75% and 0.00% of the average daily net assets of Class A, Class B, Class C and Class IC shares, respectively. For the six months ended August 31, 2012, IDI waived distribution fees of $149,467, $18,054, $184,668 and $58,466 for Class A, Class B, Class C and Class IC shares, respectively. For the six months ended August 31, 2012, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2012, IDI advised the Fund that IDI retained $3,838 in front-end sales commissions from the sale of Class A shares and $2,049, $7,401, $4,658 and $15,024 from Class A, Class B, Class C and Class IB shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Fund are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

27        Invesco Van Kampen Senior Loan Fund

  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Variable Rate Senior Loan Interests	$—	$1,359,156,538	$—	$1,359,156,538

Bonds & Notes	—	122,457,736	—	122,457,736

Structured Products	—	48,920,654	—	48,920,654

Equity Securities	3,634,416	10,067,104	7,205,856	20,907,376

Time Deposits	—	321,397	—	321,397

Total Investments	$3,634,416	$1,540,923,429	$7,205,856	$1,551,763,701

NOTE 4—Derivative Investments

Effect of Derivative Instruments for the six months ended August 31, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Swap
Agreements*

Realized Gain (Loss)
Credit risk	$282,223

Change in Unrealized Appreciation (Depreciation)
Credit risk	$(226,113)

Total	$56,110

*	The average notional value of swap agreements outstanding during the period was $1,333,333.

NOTE 5—Investments in Other Affiliates

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the year ended April 30, 2012.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	02/29/12	at Cost	from Sales	(Depreciation)	Gain (Loss)	08/31/12	Income

Axia Acquisition Corp., Common Shares	$1,263,250	$—	$—	$—	$—	$1,263,250	$—

Axia Acquisition Corp., PIK Second Lien Term Loan A	577,065	28,219	—	179,722	—	785,006	18,607

Axia Acquisition Corp., Revolver Loan	1,531,046	—	—	(87,488)	—	1,443,558	—

Axia Acquisition Corp., Second Lien Term Loan B	1,017,130	—	—	325,481	—	1,342,611	14,466

Cygnus Business Media, Inc., Common Shares	0	—	—	—	—	0	—

Cygnus Business Media, Inc., PIK Term Loan	2,537,556	—	(32,979)	(542,707)	242	1,962,112	47,789

Endurance Business Media, Inc., Class A Common Shares	135,172	—	—	—	—	135,172	—

Endurance Business Media, Inc., First Lien Term Loan	1,640,161	—	(36,024)	233,866	(11,109)	1,826,894	75,396

Marietta Intermediate Holding Corp., Common Shares	2,672,017	—	—	(387,249)	—	2,284,768	—

Marietta Intermediate Holding Corp., PIK Term Loan B	2,864,265	—	—	—	—	2,864,265	15,881

Marietta Intermediate Holding Corp., Warrants	0	—	—	—	—	0	—

Total	$14,237,662	$28,219	$(69,003)	$(278,375)	$(10,867)	$13,907,636	$172,139

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $877.

28        Invesco Van Kampen Senior Loan Fund

NOTE 7—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund.
  During the six months ended August 31, 2012, the Fund paid legal fees of $25,940 for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP as counsel to the Fund. A trustee of the Fund is of counsel with the firm.

NOTE 8—Cash Balances and Borrowings

Effective August 16, 2012, the Fund has entered into a $475 million revolving credit and security agreement which will expire on August 14, 2013. The revolving credit agreement is secured by the assets of the Fund.
  During the six months ended August 31, 2012, the average daily balance of borrowing under the Revolving Credit and Security Agreement was $232,651,075 with a weighted interest rate of 1.06%. Expenses under the credit agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Unfunded Loan Commitments

As of August 31, 2012, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

		Principal
Borrower	Type	Amount	Value

Axia Acquisition Corp.	Revolver Loan	$1,749,767	$1,443,558

Boyd Gaming Corp.	Revolver Loan	1,825,070	1,723,550

Bright Horizons Family Solutions, Inc.	Revolver Loan	6,000,000	5,950,800

Clarke American Corp.	Revolver Loan	2,537,211	2,207,374

Delta Air Lines, Inc.	Revolver Loan	4,500,000	4,436,730

Education Management LLC	Extended Revolver Loan	2,000,000	1,480,760

GateHouse Media Operating, Inc.	Revolver Loan	1,500,000	1,275,000

General Motors Holdings	Revolver Loan	14,582,867	13,483,100

Hunter Fan Co.	Revolver Loan	2,604,167	2,317,708

Lake at Las Vegas Joint Venture, LLC	Exit Revolver Loan	30,077	27,821

Realogy Corp.	Extended Revolver Loan	3,792,975	3,318,853

Surgical Care Affiliates, Inc.	Extended Revolver Loan	3,000,000	2,937,900

USI Holdings Corp.	Revolver Loan	6,666,667	6,191,500

West Corp.	Revolver Loan	3,192,428	2,873,185

		$53,981,229	$49,667,839

NOTE 10—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

29        Invesco Van Kampen Senior Loan Fund

  The Trust had a capital loss carryforward as of February 29, 2012 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term		Total

February 28, 2013	$68,141,145	$		$68,141,145

February 28, 2014	21,900,119			21,900,119

February 28, 2015	48,144,741			48,144,741

February 28, 2016	10,160,798			10,160,798

February 28, 2017	256,574,455			256,574,455

February 28, 2018	312,979,210			312,979,210

February 28, 2019	92,978,579			92,978,579

Not subject to expiration	1,335,910		50,151,663	51,487,573

	$812,214,957		$50,151,663	$862,366,620

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of December 19, 2011, the date of reorganization of Invesco Prime Income Trust into the Fund and realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 11—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2012 was $691,159,877 and $774,868,731, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$50,174,315

Aggregate unrealized (depreciation) of investment securities	(166,343,232)

Net unrealized appreciation (depreciation) of investment securities	$(116,168,917)

Cost of investments for tax purposes is $1,667,932,618.

30        Invesco Van Kampen Senior Loan Fund

NOTE 12—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2012(a)		February 29, 2012
	Shares	Amount	Shares	Amount

Sold:
Class A	1,387,636	$9,194,383	2,151,755	$13,635,446

Class B	27,605	182,824	215,497	1,354,689

Class C	997,322	6,608,258	1,730,455	10,669,929

Class IB	963,995	6,401,251	1,137,086	2,421,764

Class IC	87,299	579,370	203,675	937,005

Issued as reinvestment of dividends:
Class A	156,655	1,036,627	272,613	1,782,004

Class B	18,669	123,642	34,979	228,476

Class C	154,918	1,024,886	234,970	1,537,151

Class IB	823,799	5,466,302	1,621,906	10,587,121

Class IC	88,532	587,043	195,785	1,277,544

Issued in connection with acquisitions:(b)
Class IB	—	—	76,281,967	485,474,553

Automatic conversion of Class B shares to Class A shares:
Class A	45,822	303,401	125,186	816,005

Class B	(41,503)	(303,401)	(125,060)	(816,005)

Reacquired:
Class A	(2,761,762)	(18,238,612)	(9,696,262)	(62,946,073)

Class B	(238,467)	(1,551,929)	(745,110)	(4,821,615)

Class C	(1,885,387)	(12,484,510)	(8,663,852)	(56,116,692)

Class IB	(10,011,257)	(66,307,416)	(13,935,993)	(90,747,143)

Class IC	(793,255)	(5,261,856)	(2,486,705)	(16,273,676)

Net increase (decrease) in share activity	(10,979,379)	$(72,639,737)	48,552,892	$299,000,483

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on December 19, 2011, the Fund acquired all of the net assets of Invesco Prime Income Trust (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of the Target Fund on October 19, 2011. The acquisition was accomplished by a tax-free exchange of 76,281,967 shares of the Fund for 67,758,842 outstanding shares of the Target Fund as of the close of business on December 16, 2011. Shares of the Target Fund were exchanged for Class IB shares of the Fund, respectively, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, December 16, 2011. The Target Fund’s net assets at that date of $485,474,553, including $72,816,998 of unrealized depreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $829,059,192. The net assets of the Fund immediately following the acquisition were $1,314,533,745.

The pro forma results of operations for the year ended February 29, 2012, assuming the reorganization had been completed on March 1, 2011, the beginning of the annual reporting period are as follows:

Net investment income	$41,624,318

Net realized/unrealized gains (losses)	(16,899,758)

Change in net assets resulting from operations	$24,724,560

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since December 19, 2011.

31        Invesco Van Kampen Senior Loan Fund

NOTE 13—Senior Loan Participation Commitments

The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.
  At the six months ended August 31, 2012, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.

	Principal
Selling Participant	Amount	Value

Credit Suisse AG, Cayman Branch	$4,001,225	$3,699,472

Goldman Sachs Lending Partners LLC	13,774,070	12,656,813

Total	$17,775,295	$16,356,285

NOTE 14—Dividends

The Fund declared the following monthly dividends from net investment income subsequent to August 31, 2012:

		Amount Per Share
		Payable	Payable
		September 28,	October 31,
Share Class	Record Date	2012	2012

Class A	Daily	0.0315	0.0315

Class B	Daily	0.0273	0.0315

Class C	Daily	0.0273	0.0273

Class IB	Daily	0.0315	0.0315

Class IC	Daily	0.0315	0.0315

NOTE 15—Repurchase of Shares

The Fund has a policy to make monthly repurchase offers (“Repurchase Offers”) for the Fund’s common shares pursuant to Rule 23c-3(b) of the 1940 Act.
  The Repurchase Offers will range between 5% and 25% of the Fund’s outstanding shares; however, the Fund’s present intent for the monthly offers range between 5% and 8% (The Board of Trustees may authorize an additional 2%, if necessary, without extending the repurchase offer). The repurchase request deadline will be the third Friday of each calendar month (or the preceding business day if such third Friday is not a business day). To accommodate monthly Repurchase Offers, the Fund has shorter notice periods before each offer, shorter repurchase periods and shorter payment periods after each offer. During the six months ended August 31, 2012, the Fund had six monthly Repurchase Offers as follows:

	Percentage of		Percentage of
	outstanding shares	Number of shares	outstanding shares
Repurchase request	the Fund offered to	tendered (all	tendered (all
deadlines	repurchase	classes)	classes)

March 16, 2012	6.0%	2,881,840	1.5%

April 20, 2012	6.0	2,871,146	1.5

May 18, 2012	6.0	2,404,006	1.2

June 15, 2012	6.0	2,694,053	1.4

July 20, 2012	6.0	2,790,443	1.5

August 17, 2012	6.0	2,359,243	1.3

32        Invesco Van Kampen Senior Loan Fund

NOTE 16—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months				Seven months
	ended		Year ended		ended
	August 31,		February 29,		February 28,		Years ended July 31,
	2012		2012		2011		2010		2009		2008

Net asset value, beginning of period	$6.58		$6.73		$6.29		$5.60		$7.48		$8.65

Net investment income(a)	0.18		0.33		0.18		0.28		0.40		0.61

Net gains (losses) on securities (both realized and unrealized)	0.13		(0.15)		0.44		0.76		(1.86)		(1.17)

Total from investment operations	0.31		0.18		0.62		1.04		(1.46)		(0.56)

Less:
Dividends from net investment income	(0.18)		(0.33)		(0.18)		(0.31)		(0.42)		(0.61)

Return of capital	—		—		—		(0.04)		—		—

Total distributions	(0.18)		(0.33)		(0.18)		(0.35)		(0.42)		(0.61)

Net asset value, end of period	$6.71		$6.58		$6.73		$6.29		$5.60		$7.48

Total return at net asset value	4.80	%(b)(c)	2.80	%(b)(c)	9.97	%(b)(c)	18.78	%(b)	(18.60	)%(d)	(6.70	)%(d)

Net assets, end of period (000’s omitted)	$116,857		$122,252		$173,137		$188,589		$166,448		$281,436

Portfolio turnover rate(e)	44%		87%		44%		55%		33%		35%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.71	%(c)(f)	1.74	%(c)	1.71	%(c)(g)	1.89%		2.34%		2.51%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.37	%(c)(f)	1.47	%(c)	1.37	%(c)(g)	1.57%		1.86%		1.44%

Without fee waivers and/or expense reimbursements	1.96	%(c)(f)	1.99	%(c)	1.96	%(c)(g)	2.14%		2.59%		2.76%

Ratio of net investment income with fee waivers and/or expense reimbursements	5.29	%(c)(f)	5.10	%(c)	4.86	%(c)(g)	4.53%		7.57%		7.55%

Senior indebtedness:
Total borrowings (000’s omitted)	$252,000		$228,000		$178,000		$198,000		$132,000		$458,000

Asset coverage per $1,000 unit of senior indebtedness(h)	$5,998		$6,732		$6,673		$6,239		$8,538		$4,538

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.00% for the six months ended August 31, 2012, year ended February 29, 2012 and the seven months ended February 28, 2011.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.25% of early withdrawal charge. On purchases of $1 million or more, an early withdrawal charge of 1% may be imposed on certain repurchases by the Fund made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined distribution and service fees of up to 25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchases by the Fund of Fund shares.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $614,414,753 and sold of $43,505,288 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Prime Income Trust into the Fund.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $118,599.
(g)	Annualized.
(h)	Calculated by subtracting the Trust’s total liabilities (not including the Borrowings) from the Trust’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

33        Invesco Van Kampen Senior Loan Fund

NOTE 16—Financial Highlights—(continued)

	Class B
	Six months				Seven months
	ended		Year ended		ended
	August 31,		February 29,		February 28,		Years ended July 31,
	2012		2012		2011		2010		2009		2008

Net asset value, beginning of period	$6.58		$6.73		$6.29		$5.60		$7.48		$8.65

Net investment income(a)	0.17		0.28		0.15		0.23		0.36		0.55

Net gains (losses) on securities (both realized and unrealized)	0.14		(0.15)		0.44		0.77		(1.86)		(1.17)

Total from investment operations	0.31		0.13		0.59		1.00		(1.50)		(0.62)

Less:
Dividends from net investment income	(0.16)		(0.28)		(0.15)		(0.28)		(0.38)		(0.55)

Return of capital	—		—		—		(0.03)		—		—

Total distributions	(0.16)		(0.28)		(0.15)		(0.31)		(0.38)		(0.55)

Net asset value, end of period	$6.73		$6.58		$6.73		$6.29		$5.60		$7.48

Total return at net asset value	4.72	%(b)(c)	2.03	%(b)(c)	9.50	%(b)(c)	17.90	%(b)	(19.24	)%(d)	(7.43	)%(d)

Net assets, end of period (000’s omitted)	$13,717		$14,948		$19,455		$17,902		$16,974		$29,589

Portfolio turnover rate(e)	44%		87%		44%		55%		33%		35%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.96	%(c)(f)	2.49	%(c)	2.46	%(c)(g)	2.64%		3.11%		3.24%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.62	%(c)(f)	2.22	%(c)	2.12	%(c)(g)	2.32%		2.63%		2.20%

Without fee waivers and/or expense reimbursements	2.21	%(c)(f)	2.74	%(c)	2.71	%(c)(g)	2.89%		3.36%		3.49%

Ratio of net investment income with fee waivers and/or expense reimbursements	5.04	%(c)(f)	4.35	%(c)	4.10	%(c)(g)	3.79%		6.85%		6.76%

Senior indebtedness:
Total borrowing outstanding (000’s omitted)	$252,000		$228,000		$178,000		$198,000		$132,000		$458,000

Asset coverage per $1,000 unit of senior indebtedness(h)	$5,998		$6,732		$6,673		$6,239		$8,538		$4,538

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.26% for the six months ended August 31, 2012 and 0.75% for the year ended February 29, 2012 and 0.75% for the seven months ended February 28, 2011.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum early withdrawal charge of 3%, charged on certain repurchases by the Fund made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined distribution and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchases by the Fund of Fund shares.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $614,414,753 and sold of $43,505,288 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Prime Income Trust into the Fund.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $14,326.
(g)	Annualized.
(h)	Calculated by subtracting the Trust’s total liabilities (not including the Borrowings) from the Trust’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

34        Invesco Van Kampen Senior Loan Fund

NOTE 16—Financial Highlights—(continued)

	Class C
	Six months				Seven months
	ended		Year ended		ended
	August 31,		February 29,		February 28,		Years ended July 31,
	2012		2012		2011		2010		2009		2008

Net asset value, beginning of period	$6.58		$6.73		$6.29		$5.60		$7.48		$8.65

Net investment income(a)	0.15		0.28		0.15		0.23		0.36		0.55

Net gains (losses) on securities (both realized and unrealized)	0.14		(0.15)		0.44		0.77		(1.86)		(1.17)

Total from investment operations	0.29		0.13		0.59		1.00		(1.50)		(0.62)

Less:
Dividends from net investment income	(0.16)		(0.28)		(0.15)		(0.28)		(0.38)		(0.55)

Return of capital	—		—		—		(0.03)		—		—

Total distributions	(0.16)		(0.28)		(0.15)		(0.31)		(0.38)		(0.55)

Net asset value, end of period	$6.71		$6.58		$6.73		$6.29		$5.60		$7.48

Total return at net asset value	4.41	%(b)(c)	2.03	%(b)(c)	9.50	%(b)(c)	17.90	%(b)	(19.24	)%(d)	(7.43	)%(d)

Net assets, end of period (000’s omitted)	$145,608		$147,551		$195,963		$207,828		$196,591		$338,551

Portfolio turnover rate(e)	44%		87%		44%		55%		33%		35%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	2.46	%(c)(f)	2.49	%(c)	2.46	%(c)(g)	2.64%		3.10%		3.26%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	2.12	%(c)(f)	2.22	%(c)	2.12	%(c)(g)	2.32%		2.62%		2.20%

Without fee waivers and/or expense reimbursements	2.71	%(c)(f)	2.74	%(c)	2.71	%(c)(g)	2.89%		3.35%		3.51%

Ratio of net investment income with fee waivers and/or expense reimbursements	4.54	%(c)(f)	4.35	%(c)	4.11	%(c)(g)	3.79%		6.83%		6.79%

Senior indebtedness:
Total borrowing outstanding (000’s omitted)	$252,000		$228,000		$178,000		$198,000		$132,000		$458,000

Asset coverage per $1,000 unit of senior indebtedness(h)	$5,998		$6,732		$6,673		$6,239		$8,538		$4,538

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.75% for the six months ended August 31, 2012, year ended February 29, 2012 and the seven months ended February 28, 2011.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum early withdrawal charge of 1%, charged on certain repurchases by the Fund made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined distribution and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchases by the Fund of Fund shares.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $614,414,753 and sold of $43,505,288 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Prime Income Trust into the Fund.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $146,529.
(g)	Annualized.
(h)	Calculated by subtracting the Trust’s total liabilities (not including the Borrowings) from the Trust’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

35        Invesco Van Kampen Senior Loan Fund

NOTE 16—Financial Highlights—(continued)

	Class IB
	Six months				Seven months
	ended		Year ended		ended
	August 31,		February 29,		February 28,		Years ended July 31,
	2012		2012		2011		2010		2009		2008

Net asset value, beginning of period	$6.58		$6.73		$6.29		$5.60		$7.49		$8.66

Net investment income(a)	0.18		0.33		0.18		0.28		0.40		0.61

Net gains (losses) on securities (both realized and unrealized)	0.14		(0.15)		0.44		0.76		(1.87)		(1.17)

Total from investment operations	0.32		0.18		0.62		1.04		(1.47)		(0.56)

Less:
Dividends from net investment income	(0.18)		(0.33)		(0.18)		(0.31)		(0.42)		(0.61)

Return of capital	—		—		—		(0.04)		—		—

Total distributions	(0.18)		(0.33)		(0.18)		(0.35)		(0.42)		(0.61)

Net asset value, end of period	$6.72		$6.58		$6.73		$6.29		$5.60		$7.49

Total return at net asset value	4.95	%(b)	2.80	%(b)	9.97	%(b)	18.77	%(b)	(18.56	)%(c)	(6.69	)%(c)

Net assets, end of period (000’s omitted)	$907,347		$943,491		$526,800		$527,108		$520,252		$815,141

Portfolio turnover rate(d)	44%		87%		44%		55%		33%		35%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.71	%(e)	1.74%		1.71	%(f)	1.89%		2.34%		2.49%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.37	%(e)	1.47%		1.37	%(f)	1.57%		1.88%		1.45%

Ratio of net investment income with fee waivers and/or expense reimbursements	5.29	%(e)	5.10%		4.85	%(f)	4.54%		7.60%		7.51%

Senior indebtedness:
Total borrowing outstanding (000’s omitted)	$252,000		$228,000		$178,000		$198,000		$132,000		$458,000

Asset coverage per $1,000 unit of senior indebtedness(g)	$5,998		$6,732		$6,673		$6,239		$8,538		$4,538

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum early withdrawal charge of 3%, charged on certain repurchases by the Fund made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchases by the Fund of Fund shares.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $614,414,753 and sold of $43,505,288 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Prime Income Trust into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $921,531.
(f)	Annualized.
(g)	Calculated by subtracting the Trust’s total liabilities (not including the Borrowings) from the Trust’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

36        Invesco Van Kampen Senior Loan Fund

NOTE 16—Financial Highlights—(continued)

	Class IC
	Six months				Seven months
	ended		Year ended		ended
	August 31,		February 29,		February 28,		Years ended July 31,
	2012		2012		2011		2010		2009		2008

Net asset value, beginning of period	$6.58		$6.73		$6.29		$5.60		$7.49		$8.66

Net investment income(a)	0.18		0.33		0.18		0.28		0.40		0.61

Net gains (losses) on securities (both realized and unrealized)	0.13		(0.15)		0.44		0.76		(1.87)		(1.17)

Total from investment operations	0.31		0.18		0.62		1.04		(1.47)		(0.56)

Less:
Dividends from net investment income	(0.18)		(0.33)		(0.18)		(0.31)		(0.42)		(0.61)

Return of capital	—		—		—		(0.04)		—		—

Total distributions	(0.18)		(0.33)		(0.18)		(0.35)		(0.42)		(0.61)

Net asset value, end of period	$6.71		$6.58		$6.73		$6.29		$5.60		$7.49

Total return at net asset value	4.80	%(b)(c)	2.80	%(b)(c)	9.97	%(b)(c)	18.77	%(b)	(18.71	)%(d)	(6.69	)%(d)

Net assets, end of period (000’s omitted)	$76,043		$78,600		$94,440		$95,928		$94,721		$155,865

Portfolio turnover rate(e)	44%		87%		44%		55%		33%		35%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.71	%(c)(f)	1.74	%(c)	1.71	%(c)(g)	1.89%		2.35%		2.49%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.37	%(c)(f)	1.47	%(c)	1.37	%(c)(g)	1.57%		1.88%		1.45%

Without fee waivers and/or expense reimbursements	1.86	%(c)(f)	1.89	%(c)	1.86	%(c)(g)	2.04%		2.50%		2.64%

Ratio of net investment income with fee waivers and/or expense reimbursements	5.29	%(c)(f)	5.10	%(c)	4.85	%(c)(g)	4.54%		7.60%		7.52%

Senior indebtedness:
Total borrowing outstanding (000’s omitted)	$252,000		$228,000		$178,000		$198,000		$132,000		$458,000

Asset coverage per $1,000 unit of senior indebtedness(h)	$5,998		$6,732		$6,673		$6,239		$8,538		$4,538

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.00% for the six months ended August 31, 2012, year ended February 29, 2012 and the seven months ended February 28, 2011.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum early withdrawal charge of 1%, charged on certain repurchases by the Fund made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined service fees of up to 0.15% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchases by the Fund of Fund shares.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $614,414,753 and sold of $43,505,288 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Prime Income Trust into the Fund.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $77,320.
(g)	Annualized.
(h)	Calculated by subtracting the Trust’s total liabilities (not including the Borrowings) from the Trust’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

NOTE 17—Subsequent Event

Effective December 3, 2012, the Fund will change its name to Invesco Senior Loan Fund.

37        Invesco Van Kampen Senior Loan Fund

NOTE 18—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

The Fund is named as a defendant in an adversary proceeding in the Bankruptcy Court of the Southern District of Florida. The complaint was filed on July 14, 2008 by the Official Committee of Unsecured Creditors of TOUSA, Inc., on behalf of certain subsidiaries of TOUSA, Inc. (the “Conveying Subsidiaries”), and filed as amended on October 17, 2008. The Committee made allegations against the Funds in two separate capacities: as “Transeastern Lenders” and as “First Lienholders” (collectively, the “Lenders”). The Transeastern Lenders loaned money to form a joint venture between TOUSA, Inc. and Falcone/Ritchie LLC. TOUSA, Inc. later repaid the loans from the Transeastern Lenders as part of a global settlement of claims against it. The repayment was financed using proceeds of new loans (the “New Loans”), for which the Conveying Subsidiaries conveyed first and second priority liens on their assets to two groups of lienholders (the First and Second Lienholders, collectively “New Lenders”). The Conveying Subsidiaries were not obligated on the original debt to the Transeastern Lenders. The Committee alleged, inter alia, that both the repayment to the Transeastern Lenders and the grant of liens to the First and Second Lienholders should be avoided as fraudulent transfers under the bankruptcy laws. More specifically, the Committee alleged: (1) that the Conveying Subsidiaries’ transfer of liens to secure the New Loans was a fraudulent transfer under 11 U.S.C. § 548 because the Conveying Subsidiaries were insolvent at the time of the transfer and did not receive reasonably equivalent value for the liens; and (2) that the Transeastern Lenders were, under 11 U.S.C. § 550, entities for whose benefit the liens were fraudulently transferred to the New Lenders. The case was tried in 2009 and on October 13, 2009, the Bankruptcy Court rendered a Final Judgment against the Lenders, which was later amended on October 30, 2009, requiring the Lenders to post bonds equal to 110% of the damages and disgorgement ordered against them. The Transeastern Lenders and First Lienholders separately appealed the decision to the District Court for the Southern District of Florida. On February 11, 2011, the District Court, issued an order in the Transeastern Lenders’ appeal that: 1) quashed the Bankruptcy Court’s Order as it relates to the liability of the Transeastern Lenders; 2) made null and void the Bankruptcy Court’s imposition of remedies as to the Transeastern Lenders; 3) discharged all bonds deposited by Transeastern Lenders, unless any further appeals are filed, in which case the bonds would remain in effect pending resolution of appeals; 4) dismissed as moot additional appeal proceedings of the Transeastern Lenders that were contingent upon the District Court’s decision concerning liability; and 5) closed all District Court appeal proceedings concerning the Transeastern Lenders. The Committee appealed to the Eleventh Circuit Court of Appeals. The First Lienholders’ appeal was stayed pending a decision by the Eleventh Circuit. In a decision filed on May 15, 2012, the Eleventh Circuit reversed the District Court’s opinion, affirmed the liability findings of the Bankruptcy Court against the Transeastern Lenders, and remanded the case to the District Court to review the remedies ordered by the Bankruptcy Court. The appeals of the Transeastern Lenders and the First Lienholders, including additional liability issues being asserted by the First Lien Lenders, are currently pending before the District Court.
  Management of Invesco and the Fund believe that the outcome of the proceedings described above will have no material adverse effect on the Fund or on the ability of Invesco to provide ongoing services to the Fund.

38        Invesco Van Kampen Senior Loan Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012 through August 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/12)	(08/31/12)[1]	Period[2]	(08/31/12)	Period[2]	Ratio
Class A	$1,000.00	$1,048.00	$8.83	$1,016.59	$8.69	1.71%

Class B	1,000.00	1,047.20	10.11	1,015.32	9.96	1.96

Class C	1,000.00	1,044.10	12.67	1,012.80	12.48	2.46

Class IB	1,000.00	1,049.50	8.83	1,016.59	8.69	1.71

Class IC	1,000.00	1,048.00	8.83	1,016.59	8.69	1.71

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2012 through August 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

39        Invesco Van Kampen Senior Loan Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Van Kampen Senior Loan Fund (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on May 15, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board, acting directly and through its committees, meets throughout the year to review the performance of the Invesco Van Kampen funds. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Van Kampen funds, including the Fund, reflect the results of years of review and negotiation between the Trustees and Invesco Advisers and previously Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 15, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. Based on their meetings throughout the year with the Fund’s portfolio managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers (and previously Van Kampen Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Van Kampen funds, including the Fund, such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services capable of being provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who would provide such services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers, from time to time as necessary and appropriate, in managing the Fund. The Board concluded that the nature, extent and quality of the services capable of being provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, two, three and five calendar years to the performance of funds in the Fund’s Lipper performance universe and against the applicable Lipper index. The Board noted that the Fund’s performance was in the second quintile of its performance universe for the one year period, the third quintile for the two year period, the fourth quintile for the three year period, and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the applicable Lipper index for the one, three and five year periods and below the performance of the index for the two year period. When considering a fund’s performance, the Board places emphasis on trends and longer term returns.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was at the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is

40        Invesco Van Kampen Senior Loan Fund

as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also considered the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers), including comparisons, as applicable, to advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies similar to those of the Fund. The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.
  The Board compared the strategy of the Fund to that of other client accounts of Invesco Advisers and the Affiliated Sub-Advisers and considered, as applicable, the fees charged to other client accounts with investment strategies similar to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services than to registered fund clients, such as the Fund. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to registered fund clients, including the Fund, relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended.
  The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage registered fund clients and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive or reimburse a portion of the Fund’s distribution and/or service (12b-1) fees and waive fees and/or limit expenses of the Fund through June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver, and the discontinuation of this fee waiver on June 30, 2012, would have on the Fund’s total estimated expenses.
  The Board also considered the services capable of being provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that to the extent the Fund were to utilize the Affiliated Sub-Advisers, Invesco Advisers would provide services related to oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund benefits from economies of scale through contractual breakpoints, and shares in economies of scale through lower fees charged by third party service providers based on the combined size of the registered fund clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Van Kampen funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Van Kampen funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Fund. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-
advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services, transfer agency services and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Fund. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

41        Invesco Van Kampen Senior Loan Fund

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Van Kampen Senior Loan Fund (the “Fund”) was held on July 17, 2012. The Meeting was held for the following purpose:

(1)	Elect one Trustee to serve for a three-year term or until his successor has been duly elected and qualified.

The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Against

(1)	Colin D. Meadows	162,835,873	6,149,002

The redomestication proposal was adjourned until September 25, 2012. Results from the adjourned meeting will be reflected in the next report to shareholders.

42        Invesco Van Kampen Senior Loan Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Fund is shown below.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number: 811-05845	VK-SLO-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
     Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
     Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
     Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of August 13, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2012, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a)(1)	Not applicable.

12(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Senior Loan Fund

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	November 8, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	November 8, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 8, 2012

EXHIBIT INDEX
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.